INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule Of Inventory
	December 31,
	2016	2017

Raw materials	$7,651	$12,011
Work in progress	232	576
Finished products	37,764	41,577

	$45,647	$54,164